Accrued expenses (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Accrued expenses
Accrued research and development costs	$ 358,490	$ 597,994
Accrued personnel costs	481,801	540,292
Accrued corporate legal fees and other professional services	441,625	210,099
Other accrued costs	377,626	130,656
Total	$ 2,971,051	$ 1,479,041